WEIGHTED AVERAGE COMMON SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Weighted Average Common Shares
WEIGHTED AVERAGE COMMON SHARES

NOTE 11 – WEIGHTED AVERAGE COMMON SHARES

The Company reported a net loss during the three and six month periods ended June 30, 2026 and 2025, as such, the inclusion of potentially dilutive securities in the computation of Diluted EPS would be anti-dilutive. Potentially dilutive securities excluded from the computation of diluted EPS was as follows:

	THREE AND SIX MONTHS ENDED
	JUNE 30,
	2026	2025
	(Unaudited)

Convertible Note (see Note 7)	3,376,199	437,776
Series A Preferred (see Note 9)	5,000,000	5,000,000
Series B preferred stock (see Note 9)	1,778,434	1,363,787
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	10,554,633	7,201,563

NOTE 12 – WEIGHTED AVERAGE COMMON SHARES

The Company reported a net loss during the years ended December 31, 2025 and 2024, as such, the inclusion of potentially dilutive securities in the computation of Diluted EPS would be anti-dilutive. Potentially dilutive securities excluded from the computation of diluted EPS was as follows:

	DECEMBER 31,
	2025	2024
	(As Restated)
Convertible Note (see Note 7)	9,384,108	337,776
Series A Preferred (see Note 10)	5,000,000	5,000,000
Series B preferred stock (see Note 10)	1,530,611	1,353,954
Detachable common stock warrants (see Note 11)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	16,314,719	7,091,730